Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Kensington Managed Income Fund | Kensington Managed Income Fund Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]		5.29%	4.38%	3.97%	(6.11%)	1.29%	8.13%
Kensington Dynamic Allocation Fund | Kensington Dynamic Allocation Fund Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]		37.59%	0.47%	15.59%	(8.67%)	20.76%
Kensington Active Advantage Fund | Kensington Active Advantage Fund Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]		12.01%	7.82%	6.12%
Kensington Defender Fund | Kensington Defender Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	[1]	13.27%	5.86%

[1]	Since Class R Shares are new, returns shown here are for Institutional Class Shares. Although invested in the same portfolio of securities, Class R Shares’ returns of the Fund will be lower than Institutional Class Shares’ returns of the Fund as Class R Shares have higher expenses.